Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Principal
Amount Fair Value
ASSET BACKED SECURITIES — 19.9%
$ 100,000
Ally Auto Receivables Trust, Series 2022-3,
Class A2, 5.290%, 6/16/25 ..........
$ 100,133
350,000
AmeriCredit Automobile Receivables
Trust, Series 2019-3, Class C, 2.320%,
7/18/25 .......................
343,723
54,953
AmeriCredit Automobile Receivables
Trust, Series 2021-3, Class A2, 0.410%,
2/18/25 .......................
54,589
245,406
AmeriCredit Automobile Receivables
Trust, Series 2022-1, Class A2, 2.050%,
1/20/26 .......................
242,502
122,208
ARI Fleet Lease Trust, Series 2018-B,
Class A3, 3.430%, 8/16/27(a) ........
122,158
261,226
ARI Fleet Lease Trust, Series 2020-A,
Class A3, 1.800%, 8/15/28(a) ........
260,552
250,476
ARI Fleet Lease Trust, Series 2021-A,
Class A2, 0.370%, 3/15/30(a) ........
246,025
525,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2018-1A, Class A, 3.700%,
9/20/24(a) .....................
519,799
275,000
Carmax Auto Owner Trust, Series 2022-4,
Class A2A, 5.340%, 12/15/25 .......
275,737
88,807
Carvana Auto Receivables Trust, Series
2021-P2, Class A3, 0.490%, 3/10/26 ...
85,543
15,659
Chesapeake Funding II, LLC, Series 2019-
2A, Class A1, 1.950%, 9/15/31(a) .....
15,649
425,016
Chesapeake Funding II, LLC, Series 2020-
1A, Class A1, 0.870%, 8/15/32(a) .....
419,101
655
Citicorp Residential Mortgage Trust,
STEP, Series 2007-2, Class A6, 4.730%,
6/25/37 .......................
649
120,000
Enterprise Fleet Financing, LLC, Series
2020-1, Class A3, 1.860%, 12/22/25(a) .
116,952
203,809
Enterprise Fleet Financing, LLC, Series
2020-2, Class A2, 0.610%, 7/20/26(a) ..
198,576
241,122
Enterprise Fleet Financing, LLC, Series
2021-2, Class A2, 0.480%, 5/20/27(a) ..
229,808
208,447
Fifth Third Auto Trust, Series 2019-1, Class
A4, 2.690%, 11/16/26 .............
208,288
400,000
Ford Credit Auto Owner Trust 2018-
REV2, Series 2018-2, Class A, 3.470%,
1/15/30(a) .....................
394,561
311,413
GreatAmerica Leasing Receivables
Funding, LLC, Series 2021-1, Class A3,
0.340%, 8/15/24(a) ...............
303,092
225,000
Hertz Vehicle Financing, LLC, Series
2021-1A, Class A, 1.210%, 12/26/25(a)
207,954
5,907
Nissan Auto Receivables Owner Trust,
Series 2019-C, Class A3, 1.930%,
7/15/24 .......................
5,886
324,000
OneMain Financial Issuance Trust, Series
2018-2A, Class A, 3.570%, 3/14/33(a) .
317,631
135,027
OneMain Financial Issuance Trust, Series
2020-1A, Class A, 3.840%, 5/14/32(a) .
134,042
Principal
Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 283,060
Santander Consumer Auto Receivables
Trust 2021-A, Series 2021-AA, Class
A3, 0.330%, 10/15/25(a) ...........
$ 278,076
122,122
Santander Drive Auto Receivables Trust,
Series 2021-1, Class C, 0.750%, 2/17/26
120,010
296,635
Santander Drive Auto Receivables Trust,
Series 2021-3, Class B, 0.600%,
12/15/25 .......................
294,409
320,000
World Omni Auto Receivables Trust, Series
2021-B, Class A3, 0.420%, 6/15/26 ...
307,149
22,653
World Omni Select Auto Trust, Series
2021-A, Class A2, 0.290%, 2/18/25 ...
22,608
Total Asset Backed Securities
(Cost $5,911,312) ................ 5,825,202
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
5,905
Freddie Mac, Series 4172, Class PB,
1.500%, 7/15/40 .................
5,882
159,728
JP Morgan Mortgage Trust, Series 2017-5,
Class A1B, 3.211%, 10/26/48(a)(b) ...
151,867
Total Collateralized Mortgage Obligations
(Cost $167,846) ................. 157,749
COMMERCIAL MORTGAGE-BACKED SECURITIES
— 14.1%
174,000
BX 2021-LBA3 Mortgage Trust, Series
2021-PAC, Class B, 5.217%, (LIBOR
USD 1-Month plus 0.90%), 10/15/36(a)
(c) ...........................
164,617
123,672
BX Commercial Mortgage Trust, Series
2021-21M, Class C, 5.495%, (LIBOR
USD 1-Month plus 1.18%), 10/15/36(a)
(c) ...........................
115,956
172,000
BX Commercial Mortgage Trust, Series
2021-ACNT, Class C, 5.818%, (LIBOR
USD 1-Month plus 1.50%), 11/15/38(a)
(c) ...........................
163,360
202,000
BX Commercial Mortgage Trust, Series
2021-CIP, Class B, 5.589%, (LIBOR
USD 1-Month plus 1.27%), 12/15/38(a)
(c) ...........................
193,895
134,374
BX Commercial Mortgage Trust, Series
2021-XL2, Class C, 5.515%, (LIBOR
USD 1-Month plus 1.20%), 10/15/38(a)
(c) ...........................
127,465
202,389
BX Commercial Mortgage Trust, Series
2022-LP2, Class B, 5.648%, (TSFR1M
plus 1.31%), 2/15/39(a)(c) ..........
191,944
173,000
BX Trust, Series 2021-RISE, Class C,
5.768%, (LIBOR USD 1-Month plus
1.45%), 11/15/36(a)(c) ............
163,564

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2022 (Unaudited)
Continued
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 300,000
Citigroup Commercial Mortgage Trust,
Series 2013-GC15, Class A4, 4.371%,
9/10/46(b) .....................
$ 296,908
25,000
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class A4, 4.131%,
11/10/46 .......................
24,639
195,000
COMM 2013-CCRE12 Mortgage Trust,
Series 2013-CR12, Class A4, 4.046%,
10/10/46 .......................
191,351
350,000
COMM 2013-CCRE13 Mortgage Trust,
Series 2013-CR13, Class A4, 4.194%,
11/10/46(b) ....................
343,861
179,463
COMM 2013-CCRE6 Mortgage Trust,
Series 2013-CR6, Class A4, 3.101%,
3/10/46 .......................
178,886
290,807
COMM 2013-CCRE8 Mortgage Trust,
Series 2013-CR8, Class A5, 3.612%,
6/10/46(b) .....................
288,961
155,000
ELP Commercial Mortgage Trust, Series
2021-ELP, Class C, 5.638%, (LIBOR
USD 1-Month plus 1.32%), 11/15/38(a)
(c) ...........................
147,226
100,000
GS Mortgage Securities Trust, Series 2013-
GC16, Class A4, 4.271%, 11/10/46 ....
98,779
367,000
GS Mortgage Securities Trust 2013-GCJ12,
Series 2013-GC12, Class A4, 3.135%,
6/10/46 .......................
363,860
364,000
GS Mortgage Securities Trust 2013-GCJ14,
Series 2013-GC14, Class A5, 4.243%,
8/10/46 .......................
360,393
300,000
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2014-C20, Class
A5, 3.805%, 7/15/47 ..............
291,361
168,000
Med Trust, Series 2021-MDLN, Class C,
6.118%, (LIBOR USD 1-Month plus
1.80%), 11/15/38(a)(c) ............
159,609
128,850
OPG Trust, Series 2021-PORT, Class C,
5.150%, (LIBOR USD 1-Month plus
0.83%), 10/15/36(a)(c) ............
120,448
145,653
SMR Mortgage Trust, Series 2022-IND,
Class A, 5.986%, (TSFR1M plus 1.65%),
2/15/39(a)(c) ...................
137,618
25,000
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class A4, 3.001%,
5/15/45 .......................
24,826
Total Commercial Mortgage-Backed
Securities
(Cost $4,400,289) ................ 4,149,527
CORPORATE BONDS — 51.7%
Aerospace & Defense — 1.3%
270,000
Boeing Co. (The), 4.508%, 5/1/23 ...... 269,498
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Aerospace & Defense — (continued)
$ 100,000
Bombardier, Inc., 7.500%, 12/1/24(a) .... $ 100,087
369,585
Automobiles — 1.4%
250,000
General Motors Financial Co., Inc.,
4.416%, (SOFR plus 0.62%),
10/15/24(c) ..................... 242,991
155,000
Hyundai Capital America, 2.375%,
2/10/23(a) ..................... 154,651
397,642
Banks — 11.9%
350,000
Bank of America Corp., MTN, 4.684%,
(SOFR plus 0.73%), 10/24/24(c) ..... 346,753
250,000
BPCE SA, 4.000%, 9/12/23(a) ........ 246,775
325,000
Citigroup, Inc., 0.776%, (SOFR plus
0.69%), 10/30/24(d) .............. 311,472
250,000
Cooperatieve Rabobank UA, 3.875%,
9/26/23(a) ..................... 247,421
250,000
Discover Bank, BKNT, 3.350%, 2/6/23 .. 249,538
200,000
Federation des Caisses Desjardins du
Quebec, 4.618%, (SOFR plus 0.43%),
5/21/24(a)(c) ................... 197,699
275,000
Goldman Sachs Group, Inc. (The), 5.442%,
(LIBOR USD 3-Month plus 0.75%),
2/23/23(c) ..................... 275,138
100,000
KeyBank N.A., BKNT, 4.626%,
(SOFRINDX plus 0.32%), 6/14/24(c) .. 99,331
150,000
Macquarie Group, Ltd., 4.498%, (SOFR
plus 0.71%), 10/14/25(a)(c) ......... 146,461
250,000
Mizuho Financial Group, Inc., 0.849%,
(SOFR plus 0.87%), 9/8/24(d) ....... 241,316
325,000
Morgan Stanley, MTN, 0.529%, (SOFR
plus 0.46%), 1/25/24(d) ............ 322,826
250,000
Nationwide Building Society, 2.000%,
1/27/23(a) ..................... 249,498
300,000
Santander UK PLC, 2.100%, 1/13/23 .... 299,770
252,000
Sumitomo Mitsui Trust Bank, Ltd.,
0.800%, 9/12/23(a) ............... 244,432
3,478,430
Chemicals — 0.7%
200,000
Air Liquide Finance SA, 2.250%,
9/27/23(a) ..................... 195,630
Commercial Services & Supplies — 0.7%
209,000
Republic Services, Inc., 4.750%, 5/15/23 . 208,624
Construction Materials — 1.3%
183,000
Koppers, Inc., 6.000%, 2/15/25(a) ...... 173,850
210,000
Martin Marietta Materials, Inc., 0.650%,
7/15/23 ....................... 204,580
378,430
Diversified Financial Services — 3.0%
150,000
Air Lease Corp., 2.250%, 1/15/23(e) .... 149,857

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2022 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Diversified Financial Services — (continued)
$ 350,000
Ares Capital Corp., 3.500%, 2/10/23 .... $ 349,242
210,000
Capital One Financial Corp., 5.135%,
(LIBOR USD 3-Month plus 0.72%),
1/30/23(c) ..................... 210,000
175,000
OneMain Finance Corp., 6.125%, 3/15/24 169,319
878,418
Electric Utilities — 7.1%
115,000
American Electric Power Co., Inc., 2.031%,
3/15/24(e) ..................... 110,917
260,000
Consumers Energy Co., 0.350%, 6/1/23 .. 255,185
125,000
Dominion Energy, Inc., 2.450%, 1/15/23(a) 124,870
300,000
Entergy Louisiana, LLC, 0.950%, 10/1/24 279,385
120,000
Florida Power & Light Co., 4.370%,
(SOFRINDX plus 0.25%), 5/10/23(c) .. 119,799
319,000
Indiana Michigan Power Co., Series J,
3.200%, 3/15/23 ................. 317,903
250,000
Korea East-West Power Co., Ltd., 3.875%,
7/19/23(a) ..................... 248,409
200,000
Public Service Electric & Gas Co., MTN,
3.250%, 9/1/23 .................. 197,668
300,000
Vistra Operations Co., LLC, 4.875%,
5/13/24(a) ..................... 293,955
137,000
WESCO Distribution, Inc., 7.125%,
6/15/25(a) ..................... 138,713
2,086,804
Electrical Equipment — 0.4%
130,000
Carlisle Cos., Inc., 0.550%, 9/1/23 ...... 125,785
Energy Equipment & Services — 4.9%
300,000
DCP Midstream Operating L.P., 3.875%,
3/15/23 ....................... 298,296
300,000
Enbridge, Inc., 2.150%, 2/16/24 ....... 289,573
210,000
Energy Transfer L.P., 4.250%, 3/15/23 ... 209,487
95,000
Genesis Energy L.P./Genesis Energy
Finance Corp., 5.625%, 6/15/24 ...... 91,674
300,000
Kinder Morgan, Inc., 3.150%, 1/15/23 ... 299,740
250,000
Plains All American Pipeline L.P./PAA
Finance Corp., 3.850%, 10/15/23 ..... 246,473
1,435,243
Entertainment — 0.9%
280,000
Warnermedia Holdings, Inc., 3.528%,
3/15/24(a)(e) ................... 271,420
Equity Real Estate Investment Trusts (REITS)
— 2.7%
205,000
Public Storage, 4.363%, (SOFR plus
0.47%), 4/23/24(c) ............... 203,551
225,000
SBA Tower Trust, STEP, Series 2014-2A,
Class C, 3.869%, 10/15/49(a) ........ 215,068
210,000
Simon Property Group L.P., 4.155%,
(SOFRINDX plus 0.43%), 1/11/24(c) .. 208,047
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Equity Real Estate Investment Trusts (REITS)
— (continued)
$ 179,000
Starwood Property Trust, Inc., 5.500%,
11/1/23(a) ..................... $ 177,442
804,108
Gas Utilities — 1.2%
350,000
Connecticut Light & Power Co. (The),
2.500%, 1/15/23 ................. 349,787
Health Care Equipment & Services — 0.7%
210,000
Humana, Inc., 0.650%, 8/3/23 ......... 204,578
Insurance — 4.3%
100,000
Brighthouse Financial Global Funding,
0.600%, 6/28/23(a) ............... 97,528
75,000
Brighthouse Financial Global Funding,
4.499%, (SOFR plus 0.76%), 4/12/24(a)
(c) ........................... 74,271
260,000
Five Corners Funding Trust, 4.419%,
11/15/23(a) ..................... 257,747
272,000
John Hancock Life Insurance Co., 7.375%,
2/15/24(a) ..................... 277,240
300,000
Nationwide Mutual Insurance Co., 7.059%,
(LIBOR USD 3-Month plus 2.29%),
12/15/24(a)(b) .................. 299,210
250,000
Reliance Standard Life Global Funding II,
3.850%, 9/19/23(a) ............... 246,736
1,252,732
Metals & Mining — 0.6%
175,000
Freeport-McMoRan, Inc., 3.875%, 3/15/23 174,522
Oil, Gas & Consumable Fuels — 2.9%
250,000
CenterPoint Energy Resources Corp.,
0.700%, 3/2/23 .................. 248,197
350,000
HF Sinclair Corp., 2.625%, 10/1/23 ..... 342,701
250,000
Southern California Gas Co., 5.103%,
(LIBOR USD 3-Month plus 0.35%),
9/14/23(c) ..................... 249,288
840,186
Semiconductors & Semiconductor Equipment
— 0.8%
250,000
Microchip Technology, Inc., 4.333%,
6/1/23 ........................ 248,929
Software — 0.9%
61,000
Dell International, LLC/EMC Corp.,
5.450%, 6/15/23 ................. 61,038
215,000
VMware, Inc., 0.600%, 8/15/23 ........ 209,376
270,414
Specialty Retail — 1.2%
210,000
7-Eleven, Inc., 0.625%, 2/10/23(a) ...... 208,924
161,000
Nordstrom, Inc., 2.300%, 4/8/24 ....... 150,567
359,491

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2022 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Telecommunication Services — 2.8%
$ 250,000
AT&T, Inc., 4.963%, (SOFRINDX plus
0.64%), 3/25/24(c) ............... $ 248,805
281,251
Sprint Spectrum Co., LLC/Sprint Spectrum
Co. II, LLC/Sprint Spectrum Co. III,
LLC, 4.738%, 3/20/25(a) ........... 278,045
300,000
Verizon Communications, Inc., 5.706%,
(LIBOR USD 3-Month plus 1.10%),
5/15/25(c) ..................... 302,379
829,229
Total Corporate Bonds
(Cost $15,369,703) ............... 15,159,987
U.S. TREASURY NOTES — 9.3%
1,000,000
1.375%, 2/15/23 ................. 996,577
1,750,000
1.750%, 5/15/23 ................. 1,731,680
Total U.S. Treasury Notes
(Cost $2,731,107) ................ 2,728,257
COMMERCIAL PAPER — 1.0%
Insurance — 1.0%
300,000
Constellation, Inc., 5.074%, 1/18/23 .... 299,217
Total Commercial Paper
(Cost $299,285) ................. 299,217
Shares
MONEY MARKET FUND — 2.8%
812,173
Federated Treasury Obligations Fund,
Institutional Shares, 4.14%(f) ........
812,173
Total Money Market Fund
(Cost $812,173) ................. 812,173
Total Investments — 99.3%
(Cost $29,691,715) ............................ 29,132,112
Net Other Assets (Liabilities) — 0.7% ............... 214,316
NET ASSETS — 100.0% .......................
$ 29,346,428
(a) Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2022. The maturity date reflected is the final maturity date.
(c) The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2022. The maturity date reflected is the final maturity date.
(d) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(e) All or a portion of the securities are held in a separate collateral account at US Bank.
(f) Represents the current yield as of report date.
BKNT Bank Note
MTN Medium Term Note
STEP Step Coupon Bond

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Ultra Short Bond Fund
December 31, 2022 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Ultra Short Bond Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2022 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Ultra Short Bond Fund — (continued)
December 31, 2022 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2022 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Foreign Currency Translation —
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Ultra Short Bond Fund ................ $ 812,173(a) $ 28,319,939(b) $ — $ 29,132,112
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Ultra Short Bond Fund — (continued)
December 31, 2022 (Unaudited)
addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.